UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22845

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BABSON CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)
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550 South Tryon Street
Charlotte, NC  28202
(Address of principal executive offices) (Zip code)

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Janice M. Bishop, Vice President, Secretary and Chief Legal Officer

Independence Wharf, 470 Atlantic Ave., Boston, MA 02210

(name and address of agent for service)
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Registrant's telephone number, including area code:
704-805-7200

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1.  Proxy Voting Record.

The Registrant held no voting securities during the reporting period and did not vote any securities, or it did not hold any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Funds Trust

By:	/s/ Duncan Robertson
Duncan Robertson, President

Date:	August 31, 2016